UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-10475
                                                     ---------

                           COUNTRY MUTUAL FUNDS TRUST
                           --------------------------
               (Exact name of registrant as specified in charter)

                       1705 N. TOWANDA AVE., PO BOX 2020
                       ---------------------------------
                             BLOOMINGTON, IL 61702
                             ---------------------
              (Address of principal executive offices) (Zip code)

                                 PAUL M. HARMON
                                 --------------
                         OFFICE OF THE GENERAL COUNSEL
                         -----------------------------
                               1701 TOWANDA AVE.
                               -----------------
                          BLOOMINGTON, ILLINOIS  61702
                          ----------------------------
                    (Name and address of agent for service)

                                 1-800-245-2100
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: DECEMBER 31, 2003
                        ------------------

Date of reporting period:  DECEMBER 31, 2003
                           -----------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                                 Annual Report
                               DECEMBER 31, 2003

                          (COUNTRY MUTUAL FUNDS LOGO)

COUNTRY VP Growth Fund

COUNTRY VP Balanced Fund

COUNTRY VP Short-Term Bond Fund

COUNTRYVP Bond Fund

                  INVESTMENT ADVISOR'S LETTER TO SHAREHOLDERS

                                                                   February 2004

Dear Shareholders:

  These are the times that try men's souls. Thomas Paine wrote these words in 1776 as the opening line of a series of pamphlets titled "The American Crisis". To paraphrase a bit, today is a time that tries investor's souls. Unlike Thomas Paine, we do not face the beginning of the Revolutionary War. However we do face a crisis of another kind as we confront a confusing environment on the economic front and bewildering action as markets respond to events. This is, perhaps, an inauspicious manner in which to welcome the introduction of these new VP funds. However, our goal in these communications is to lay out the investment landscape as we see it in order to give the best information possible to our shareholders.

  This report shows the VP funds returns for 2003. Because the VP funds were created in November 2003, results covered here are for a very brief period. Remember that a fund's record can only be fairly assessed over numerous years. And even though the VP funds were only active for a short time in 2003, it is useful to review the overall market for the year 2003.

  Fixed income markets are perhaps the most logical as price action directly reflects current interest rates and expectations for rates. If rates rise, prices drop and vice versa. As the Federal Reserve fought deflationary forces in 2002 and early 2003 by injecting massive amounts of liquidity and lowering short term rates, the bond market enjoyed excellent returns. However, our expectations of rising inflationary pressures have not yet materialized. Bond markets were relatively stable for the past year, but as the Fed re-inflates the economy, rates will once again go back up. The only variable we see is the timing of future rate increases.

  On the equity side of the markets, the situation is much less clear. As we see it, 2003 was a year for the risk-taker; the more risk you took, the more return you generated. In spite of the fact that the economy was not generating jobs as would be expected in a recovery, that capacity utilization remained depressed, and that interest rates were likely to move higher, investors put a positive "spin" on every piece of news and pushed stock valuations higher as the year progressed. We remain concerned that investors will once again become rational in their outlooks causing stocks to return to more normal valuations, but we do not yet see signs of that happening.

  As we launch these funds in support of the variable product, we are cautious in our outlook for the markets. We are striving to focus on the risks we are taking on behalf of our shareholders. With risk levels seemingly under-appreciated by other investors, it does not seem wise for us to alter that strategy.

  The COUNTRY VP GROWTH FUND was created and funded during November of 2003.
      ----------------------
We began investing the funds at that time and finished our initial purchases by the end of the year. As of December 31st, we have a fully invested portfolio with a modest level of cash reserves.

  During December of 2003, the fund returned 4.63%. Over the same time frame, domestic equity markets as measured by the S&P 500 Index had a total return of 5.24%. The average mutual fund with similar characteristics as the VP Growth Fund (represented by Lipper, Inc.' s Large-Cap Core group) returned 4.49% during this same time period.

  Our outlook for equities remains cautious. While there are definite signs of some recovery in economic statistics, contradictory indicators such as anemic job growth, dollar weakness, prospects for rising interest rates, and high valuation levels are raising caution signs. Should these latter indicators prove to have a negative impact on stock prices, additional defensive measures will be implemented in the portfolio.

  The COUNTRY VP BALANCED FUND was created and funded during November of 2003.
      ------------------------
We began investing the funds at that time and finished our initial purchases by the end of the year. As of December 31st, we have a fully invested portfolio with the following asset allocation: 62.3% stocks, 33.2% bonds, and 4.5% cash equivalents. During December of 2003, the fund returned 3.16%.

  After three consecutive years of negative performance, U.S. equity markets finally broke out to the upside in 2003. The S&P 500 gained 28.7%, its best return since 1997. The NASDAQ and Russell 2000 fared even better, rising 50.8% and 47.3%, respectively. We have not seen gains of this magnitude since the "irrational exuberance" days of the late 1990's. A tax cut package, historically low interest rates, and a rebounding economy were given much of the credit for this spectacular performance. While this is certainly a welcome change from negative returns, we have some lingering doubts about how long the party will continue with valuations at such high levels.

  The big story in the bond market during the year was the remarkable performance of high yield securities. As a group, they were up around 30%. Investors were very willing to buy the riskiest of securities in a period where the economy was starting to rebound. High quality, on the other hand, had a very mediocre year. On average, these bonds gained only two or three percent during the year. With Treasury rates still hovering around their lowest levels in decades, it is unlikely that yields will be able to decline much from here. Even the Federal Reserve's accommodative stance may turn to one of tightening in the face of a more rapidly expanding economy. The most likely scenario in our view, rising rates, will have a negative affect on bond prices. We believe there is even a chance that bond returns could be negative over the coming year.

  The COUNTRY VP SHORT-TERM BOND FUND was started on November 17, 2003.  We
      -------------------------------
began investing the funds upon inception, and we are approaching fully invested in a portfolio of high-quality, short-term bonds. In December 2003, the fund had a total return of 0.42%.

  Weak labor markets and excess capacity are two key reasons that Federal Reserve policy makers say there is enough slack in the U.S. economy to withstand higher growth rates without triggering inflation fears. In fact, the Fed's preferred inflation gauge rose only 0.8% for the 12 months ending November 2003. Consequently, the central bank has left the benchmark overnight bank lending rate at 1% since June. The bond market, however, is anticipating higher interest rates as the two-year US Treasury note yield rose from 1.59% at the beginning of the year to 1.82% by December 31, 2003. Strong returns in 2003 were achieved through lower quality corporate and emerging market bonds. During the year, the Merrill Lynch 1-3 year US Domestic Bond index posted a 2.08% total return.

  Since the prospects for achieving returns through price appreciation have diminished, our strategy going forward is to increase the portfolio's yield and use sector allocation as a tool to enhance returns.

  The COUNTRY VP BOND FUND was started on November 17, 2003.  We began
      --------------------
investing the funds upon inception, and we are approaching fully invested in a portfolio of high-quality bonds. In December 2003, the fund had a total return of 0.74%

  2003 was a good year for financial assets. Returns were fueled by a pickup in the economy, higher corporate profits and continuing low interest rates. The Federal Reserve has kept the Fed Funds rate at 1% since June and has promised to keep rates low for what it deems a "considerable period". These actions lend support to the bond market. High quality bonds had a respectable 4.12% return as measured by the Merrill Lynch Domestic Master Bond Index.

  The outlook for the bond market is cloudy with interest rates near historic lows. We are maintaining a neutral duration; however, we are keeping a watchful eye for the opportunity to become defensive if it appears the inflation outlook is turning negative. We may be entering a period in which "capital preservation" will be the underlying theme for the fixed income markets.

                                             Sincerely,

                                             /s/Bruce D. Finks

                                             Bruce D. Finks
                                             Vice President

  Past performance is no guarantee of future results. The principal value and investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Asset Allocation is subject to change.

  Funds returns shown above assume all dividends and capital gain distributions were reinvested in the Funds and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced. The portfolio's performance does not reflect the deduction of additional expenses and charges imposed in connection with investing in variable insurance and annuity contracts, which will reduce returns.

  Please refer to the Portfolio Highlights sections for index information, including descriptions and performance. All indices mentioned are unmanaged and are not available for investment.

1 Source - LIPPER, INC. - reflects reinvestment of dividends, and, where applicable, capital gain distributions. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.

  For use only when accompanied or preceded by a prospectus. COUNTRY VP Funds are distributed by COUNTRY Capital Management Company.

COUNTRY VP MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS

      COUNTRY VP GROWTH FUND

        CUMULATIVE RETURNS  December 31, 2003

                                                               SINCE INCEPTION
                                                                   11/17/03
                                                               ---------------
        COUNTRY VP Growth Fund (11/17/03)(1)<F1>                    6.20%
        S&P 500 Index(2)<F2>                                        6.09%
        Lipper Large Cap Core Fund Average(3)<F3>                   6.13%

        (1)<F1> Performance would have been lower if returns had taken insurance charges into account.
        (2)<F2> The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities
        (3)<F3> The Lipper Large Cap Core Fund Average consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

      TEN LARGEST HOLDINGS (excludes short-term investments)  December 31, 2003

                                               VALUE          PERCENT OF FUND
                                             ----------       ---------------
        General Electric Company             $  285,016             2.69%
        The Procter & Gamble Company            269,676             2.54%
        Pfizer Inc.                             268,508             2.53%
        Microsoft Corporation                   250,614             2.36%
        Emerson Electric Co.                    213,675             2.01%
        Wal-Mart Stores, Inc.                   206,895             1.95%
        The Allstate Corporation                206,496             1.95%
        Gentex Corporation                      203,136             1.91%
        Newmont Mining Corporation              194,440             1.83%
        Intel Corporation                       193,200             1.82%
                                             ----------            ------
                                             $2,291,656            21.59%
                                             ----------            ------
                                             ----------            ------

      COUNTRY VP BALANCED FUND

        CUMULATIVE RETURNS  December 31, 2003

                                                               SINCE INCEPTION
                                                                   11/17/03
                                                               ---------------
        COUNTRY VP Balanced Fund (11/17/03)(1)<F4>                  3.88%
        S&P 500 Index(2)<F5>                                        6.09%
        Merrill Lynch U.S. Domestic Master Bond Index(3)<F6>        0.63%
        Lipper Balanced Fund Average(4)<F7>                         4.17%

        (1)<F4> Performance would have been lower if returns had taken insurance charges into account.
        (2)<F5> The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities
        (3)<F6> The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.
        (4)<F7> The Lipper Balanced Fund Average has funds that aim to conserve principal with a balanced portfolio of stocks and bonds.

      TEN LARGEST HOLDINGS (excludes short-term investments)  December 31, 2003

                                                   VALUE      PERCENT OF FUND
                                                ----------    ---------------
      U.S. Treasury Note, 3.375%, 11/15/08      $1,008,243          9.72%
      Government National Mortgage
        Association, 7.000%, 07/15/32              200,226          1.93%
      General Electric Company                     188,978          1.82%
      Microsoft Corporation                        170,748          1.65%
      Fleet Credit Card Master Trust II,
        2.400%, 07/15/08                           150,391          1.45%
      Federal Home Loan Mortgage Corp.,
        6.500%, 03/01/15                           145,276          1.40%
      Pfizer Inc.                                  144,853          1.40%
      Federal Home Loan Bank, 4.000%, 07/02/15     143,583          1.38%
      Citigroup Inc.                               140,766          1.36%
      Wells Fargo & Company                        135,447          1.31%
                                                ----------         ------
                                                $2,428,511         23.42%
                                                ----------         ------
                                                ----------         ------

      COUNTRY VP SHORT-TERM BOND FUND

        CUMULATIVE RETURNS  December 31, 2003

                                                               SINCE INCEPTION
                                                                   11/17/03
                                                               ---------------
        COUNTRY VP Short-Term Bond Fund (11/17/03)(1)<F8>            0.33%
        Merrill Lynch U.S. Domestic Master
          1-3 Year Bond Index(2)<F9>                                 0.49%
        Merrill Lynch U.S. Treasury/Agency
          1-3 Year Bond Index(3)<F10>                                0.44%
        Lipper Short Investment Grade Debt Fund Average(4)<F11>      0.33%

        (1)<F8> Performance would have been lower if returns had taken insurance charges into account.
        (2)<F9> The Merrill Lynch U.S. Domestic Master 1- 3 Year Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities of 1-3 years.
        (3)<F10> The Merrill Lynch U.S. Treasury/Agency 1-3 Year Bond Index is an index of Treasury securities with maturities ranging from one to three years which are guaranteed as to the timely payment of principal and interest by the U.S. Government.
        (4)<F11> The Lipper Short Investment Grade Debt Fund Average consists of funds primarily in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of one to five years.

      TEN LARGEST HOLDINGS (excludes short-term investments)  December 31, 2003

                                                   VALUE      PERCENT OF FUND
                                                ----------    ---------------
      U.S. Treasury Note, 1.625%, 10/31/05      $4,993,755         33.23%
      Federal Home Loan Bank, 3.375%, 07/21/08     497,872          3.31%
      Federal Home Loan Mortgage Corp.,
        4.500%, 05/01/13                           496,357          3.30%
      GMAC Commercial Mortgage Securities Inc.,
        3.400%, 04/10/40                           453,173          3.02%
      Salomon Brothers Mortgage Securities VII,
        3.222%, 03/18/36                           418,389          2.78%
      Federal National Mortgage Association,
        5.000%, 06/01/13                           402,747          2.68%
      Ford Credit Auto Owner Trust,
        3.130%, 11/15/06                           382,055          2.54%
      Capital Auto Receivables Asset Trust,
        2.920%, 04/15/08                           379,678          2.53%
      Federal National Mortgage Association,
        4.500%, 06/01/13                           369,908          2.46%
      Consumers Funding, LLC, 3.800%, 04/20/08     369,527          2.46%
                                                ----------         ------
                                                $8,763,461         58.31%
                                                ----------         ------
                                                ----------         ------

      COUNTRY VP BOND FUND

        CUMULATIVE RETURNS  December 31, 2003

                                                               SINCE INCEPTION
                                                                   11/17/03
                                                               ---------------
        COUNTRY VP Bond Fund (11/17/03)(1)<F12>                      0.35%
        Merrill Lynch U.S. Domestic Master Bond Index(2)<F13>        0.63%
        Lipper Intermediate Investment
          Grade Debt Fund Average(3)<F14>                            0.49%

        (1)<F12> Performance would have been lower if returns had taken insurance charges into account.
        (2)<F13> The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.
        (3)<F14> The Lipper Intermediate Investment Grade Debt Fund Average consists of funds that, by portfolio practice, invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar weighted average maturities of five to ten years.

      TEN LARGEST HOLDINGS (excludes short-term investments)  December 31, 2003

                                                   VALUE      PERCENT OF FUND
                                                ----------    ---------------
     U.S. Treasury Note, 3.375%, 11/15/08       $4,789,154        31.90%
     Government National Mortgage Association,
       5.000%, 07/15/33                            571,350         3.81%
     U.S. Treasury Note, 1.875%, 07/15/13          525,578         3.50%
     Federal Home Loan Bank, 4.000%, 07/02/15      478,609         3.19%
     Wachovia Bank Commercial Mortgage Trust,
       4.445%, 11/15/35                            451,125         3.01%
     U.S. Treasury Note, 3.000%, 07/15/12          449,142         2.99%
     Government National Mortgage Association,
       7.000%, 07/15/32                            400,451         2.67%
     Government National Mortgage Association,
       6.000%, 02/15/32                            385,803         2.57%
     U.S. Treasury Bond, 7.500%, 11/15/16          382,031         2.54%
     Federal Home Loan Mortgage Corp.,
       6.500%, 03/01/15                            363,189         2.42%
                                                ----------        ------
                                                $8,796,432        58.60%
                                                ----------        ------
                                                ----------        ------

COUNTRY VP MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 2003

COUNTRY VP GROWTH FUND

                                                         SHARES        VALUE
                                                         ------        -----
COMMON STOCK -- 95.95%

CONSUMER DISCRETIONARY -- 9.26%
Gentex Corporation                                       4,600     $   203,136
The Home Depot, Inc.                                     2,900         102,921
Jones Apparel Group, Inc.                                3,600         126,828
Kohl's Corporation                                       2,000          89,880
Newell Rubbermaid Inc.                                   5,200         118,404
Target Corporation                                       2,400          92,160
Time Warner Inc.*<F15>                                   4,100          73,759
Tribune Company                                          3,400         175,440
                                                                   -----------
                                                                       982,528
                                                                   -----------

CONSUMER STAPLES -- 12.70%
Altria Group, Inc.                                       3,000         163,260
The Coca-Cola Company                                    3,200         162,400
CVS Corporation                                          3,600         130,032
Kimberly-Clark Corporation                               3,200         189,088
The Procter & Gamble Company                             2,700         269,676
Sara Lee Corporation                                     4,700         102,037
Unilever NV -- NYS                                       1,900         123,310
Wal-Mart Stores, Inc.                                    3,900         206,895
                                                                   -----------
                                                                     1,346,698
                                                                   -----------

ENERGY -- 9.56%
Apache Corporation                                       2,000         162,200
ChevronTexaco Corporation                                1,400         120,946
ConocoPhillips                                           1,700         111,469
Diamond Offshore Drilling, Inc.                          3,500          71,785
Exxon Mobil Corporation                                  4,200         172,200
Halliburton Company                                      5,000         130,000
Royal Dutch Petroleum Company -- NYS                     2,700         141,453
Schlumberger Limited (1)<F16>                            1,900         103,968
                                                                   -----------
                                                                     1,014,021
                                                                   -----------

FINANCE -- 16.34%
ACE Limited (1)<F16>                                     2,700         111,834
The Allstate Corporation                                 4,800         206,496
American Express Company                                 2,600         125,398
American International Group, Inc.                       2,700         178,956
The Bank of New York Company, Inc.                       3,000          99,360
Bank One Corporation                                     3,000         136,770
Citigroup Inc.                                           3,300         160,182
Fannie Mae                                               1,800         135,108
MBNA Corporation                                         4,100         101,885
MGIC Investment Corporation                              2,200         125,268
Washington Mutual, Inc.                                  4,100         164,492
Wells Fargo & Company                                    3,200         188,448
                                                                   -----------
                                                                     1,734,197
                                                                   -----------

HEALTH -- 12.20%
Abbott Laboratories                                      3,200         149,120
Baxter International Inc.                                3,900         119,028
Bristol-Myers Squibb Company                             3,500         100,100
Johnson & Johnson                                        2,900         149,814
McKesson Corporation                                     3,000          96,480
Medco Health Solutions, Inc.*<F15>                       3,500         118,965
MedImmune, Inc.*<F15>                                    3,200          81,280
Merck & Co. Inc.                                         2,200         101,640
Pfizer Inc.                                              7,600         268,508
Quest Diagnostics Incorporated                           1,500         109,665
                                                                   -----------
                                                                     1,294,600
                                                                   -----------

INDUSTRIAL -- 12.93%
American Power Conversion Corporation                    6,300         154,035
Caterpillar Inc.                                         2,300         190,946
Emerson Electric Co.                                     3,300         213,675
FedEx Corp.                                              2,400         162,000
General Electric Company                                 9,200         285,016
Masco Corporation                                        7,000         191,870
Rockwell Automation, Inc.                                4,900         174,440
                                                                   -----------
                                                                     1,371,982
                                                                   -----------

MATERIALS -- 3.23%
Alcoa Inc.                                               3,900         148,200
Newmont Mining Corporation                               4,000         194,440
                                                                   -----------
                                                                       342,640
                                                                   -----------

TECHNOLOGY -- 13.06%
Analog Devices, Inc.                                     2,100          95,865
Cisco Systems, Inc.*<F15>                                6,200         150,598
Intel Corporation                                        6,000         193,200
International Business Machines Corporation              1,300         120,484
International Rectifier Corporation*<F15>                3,200         158,112
Microsoft Corporation                                    9,100         250,614
Nokia Oyj -- ADR                                         5,500          93,500
SunGard Data Systems Inc.*<F15>                          3,500          96,985
Tellabs, Inc.*<F15>                                     13,600         114,648
UTStarcom, Inc.*<F15>                                    3,000         111,210
                                                                   -----------
                                                                     1,385,216
                                                                   -----------

TELECOMMUNICATIONS -- 3.15%
ALLTEL Corporation                                       2,400         111,792
SBC Communications Inc.                                  3,400          88,638
Verizon Communications Inc.                              3,800         133,304
                                                                   -----------
                                                                       333,734
                                                                   -----------

UTILITIES -- 3.52%
Calpine Corporation*<F15>                               10,400          50,024
DPL Inc.                                                 4,200          87,696
Duke Energy Corporation                                  2,500          51,125
Nicor Inc.                                               2,500          85,100
Progress Energy, Inc.                                    2,200          99,572
                                                                   -----------
                                                                       373,517
                                                                   -----------
TOTAL COMMON STOCK
  (cost $9,571,382)                                                 10,179,133
                                                                   -----------

MONEY MARKET FUNDS -- 4.00%
Federated Prime Obligations Fund --
  Institutional Shares                                 216,360         216,360
Janus Money Market Fund --
  Institutional Shares                                 208,022         208,022
                                                                   -----------
TOTAL MONEY MARKET FUNDS
  (cost $424,382)                                                      424,382
                                                                   -----------
TOTAL INVESTMENTS -- 99.95%
  (cost $9,995,764)                                                 10,603,515
                                                                   -----------
OTHER ASSETS LESS LIABILITIES -- 0.05%                                   4,222
                                                                   -----------
NET ASSETS -- 100.00%                                              $10,607,737
                                                                   -----------
                                                                   -----------

  *<F15>  Non-income producing.
(1)<F16>  Foreign Security.
NYS -- New York Shares
ADR -- American Depository Receipt

                       See notes to financial statements.

COUNTRY VP MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 2003

COUNTRY VP BALANCED FUND

                                                        SHARES        VALUE
                                                        ------        -----
COMMON STOCK -- 61.72%

CONSUMER DISCRETIONARY -- 5.52%
Abercrombie & Fitch Co. -- Class A*<F17>                 2,300     $    56,833
Gentex Corporation                                       2,400         105,984
The Home Depot, Inc.                                     2,600          92,274
Jones Apparel Group, Inc.                                2,300          81,029
Kohl's Corporation*<F17>                                 1,300          58,422
Newell Rubbermaid Inc.                                   2,600          59,202
Target Corporation                                       1,900          72,960
Tribune Company                                            900          46,440
                                                                   -----------
                                                                       573,144
                                                                   -----------

CONSUMER STAPLES -- 6.24%
Altria Group, Inc.                                       1,500          81,630
The Coca-Cola Company                                    2,100         106,575
CVS Corporation                                          2,700          97,524
Kimberly-Clark Corporation                               1,900         112,271
The Procter & Gamble Company                             1,100         109,868
Sara Lee Corporation                                     1,800          39,078
Wal-Mart Stores, Inc.                                    1,900         100,795
                                                                   -----------
                                                                       647,741
                                                                   -----------

ENERGY -- 5.85%
Apache Corporation                                       1,200          97,320
ConocoPhillips                                           2,000         131,140
Diamond Offshore Drilling, Inc.                          2,300          47,173
Exxon Mobil Corporation                                  2,500         102,500
Halliburton Company                                      4,300         111,800
Royal Dutch Petroleum Company -- NYS                     1,600          83,824
Schlumberger Limited (2)<F19>                              600          32,832
                                                                   -----------
                                                                       606,589
                                                                   -----------

FINANCE -- 11.94%
ACE Limited (2)<F19>                                     1,900          78,698
The Allstate Corporation                                 2,400         103,248
American Express Company                                 1,600          77,168
American International Group, Inc.                       1,900         125,932
Bank of America Corporation                              1,200          96,516
The Bank of New York Company, Inc.                       3,000          99,360
Bank One Corporation                                     1,500          68,385
Citigroup Inc.                                           2,900         140,766
Fannie Mae                                               1,600         120,096
MBNA Corporation                                         3,400          84,490
Washington Mutual, Inc.                                  2,700         108,324
Wells Fargo & Company                                    2,300         135,447
                                                                   -----------
                                                                     1,238,430
                                                                   -----------

HEALTH -- 8.75%
Abbott Laboratories                                      2,500         116,500
Baxter International Inc.                                2,000          61,040
Bristol-Myers Squibb Company                             2,700          77,220
Johnson & Johnson                                        2,100         108,486
McKesson Corporation                                     2,200          70,752
Medco Health Solutions, Inc.*<F17>                       2,900          98,571
MedImmune, Inc.*<F17>                                    2,100          53,340
Merck & Co. Inc.                                         2,100          97,020
Pfizer Inc.                                              4,100         144,853
Quest Diagnostics Incorporated                           1,100          80,421
                                                                   -----------
                                                                       908,203
                                                                   -----------

INDUSTRIAL -- 6.56%
American Power Conversion Corporation                    3,600          88,020
Caterpillar Inc.                                         1,000          83,020
Emerson Electric Co.                                     1,300          84,175
FedEx Corp.                                                900          60,750
General Electric Company                                 6,100         188,978
Masco Corporation                                        3,400          93,194
Rockwell Automation, Inc.                                2,300          81,880
                                                                   -----------
                                                                       680,017
                                                                   -----------

MATERIALS -- 2.30%
Alcoa Inc.                                               3,200         121,600
Newmont Mining Corporation                               2,400         116,664
                                                                   -----------
                                                                       238,264
                                                                   -----------

TECHNOLOGY -- 9.37%
Cisco Systems, Inc.*<F17>                                5,500         133,595
Intel Corporation                                        3,700         119,140
International Business Machines Corporation              1,100         101,948
International Rectifier Corporation*<F17>                2,400         118,584
Microsoft Corporation                                    6,200         170,748
Nokia Oyj -- ADR                                         4,100          69,700
SunGard Data Systems Inc.*<F17>                          3,300          91,443
Tellabs, Inc.*<F17>                                     10,500          88,515
UTStarcom, Inc.*<F17>                                    2,100          77,847
                                                                   -----------
                                                                       971,520
                                                                   -----------

TELECOMMUNICATIONS -- 2.44%
ALLTEL Corporation                                       1,900          88,502
BellSouth Corporation                                    1,400          39,620
SBC Communications Inc.                                  2,100          54,747
Verizon Communications Inc.                              2,000          70,160
                                                                   -----------
                                                                       253,029
                                                                   -----------

UTILITIES -- 2.75%
Calpine Corporation*<F17>                               12,400          59,644
Duke Energy Corporation                                  4,600          94,070
Nicor Inc.                                               1,600          54,464
Progress Energy, Inc.                                    1,700          76,942
                                                                   -----------
                                                                       285,120
                                                                   -----------
TOTAL COMMON STOCK
  (cost $6,136,715)                                                  6,402,057
                                                                   -----------

                                                     PRINCIPAL
                                                      AMOUNT
                                                     ---------
BONDS AND NOTES -- 33.10%

ASSET BACKED -- 2.44%
Consumers Funding, LLC
  3.800%, 04/20/08                                  $  100,365         102,646
Fleet Credit Card Master Trust II
  2.400%, 07/15/08                                     150,000         150,391
                                                                   -----------
                                                                       253,037
                                                                   -----------

FINANCE -- 3.35%
General Electric Capital Corporation:
  4.250%, 12/01/10                                     100,000          99,653
  3.000%, 06/27/18                                      50,000          45,118
Household Finance Corporation
  4.125%, 12/15/08                                     100,000         100,986
Toyota Motor Credit Corporation
  4.350%, 12/15/10                                     100,000         101,515
                                                                   -----------
                                                                       347,272
                                                                   -----------

MORTGAGE BACKED -- 8.68%
Federal Home Loan Mortgage Corporation
  6.500%, 03/01/15                                     137,088         145,276
Federal National Mortgage Association
  5.500%, 02/01/33                                     103,931         105,404
Government National Mortgage Association:
  4.500%, 05/20/14                                      92,998          92,777
  6.000%, 02/15/32                                     123,538         128,601
  7.000%, 07/15/32                                     187,773         200,226
JP Morgan Chase Commercial Mortgage
  5.050%, 12/12/34                                     100,000         102,111
Wachovia Bank Commercial Mortgage Trust
  4.445%, 11/15/35                                     125,000         125,313
                                                                   -----------
                                                                       899,708
                                                                   -----------

U.S. GOVERNMENT AGENCIES -- 2.99%
Federal Home Loan Bank:
  4.000%, 07/02/15 (3)<F20>                            150,000         143,583
  4.250%, 07/23/18 (3)<F20>                             75,000          70,216
New Valley Generation IV
  4.687%, 01/15/22                                     100,000          96,500
                                                                   -----------
                                                                       310,299
                                                                   -----------

U.S. GOVERNMENT OBLIGATIONS -- 15.10%
U.S. Treasury Bond
  7.500%, 11/15/16                                      50,000          63,672
U.S. Treasury Note:
  6.875%, 05/15/06                                     100,000         111,199
  2.625%, 05/15/08                                      50,000          49,264
  3.375%, 11/15/08                                   1,000,000       1,008,243
  3.375%, 01/15/12 (1)<F18>                             52,133          58,352
  3.000%, 07/15/12 (1)<F18>                             51,485          56,143
  3.625%, 05/15/13                                     125,000         120,190
  1.875%, 07/15/13 (1)<F18>                            100,000          99,313
                                                                   -----------
                                                                     1,566,376
                                                                   -----------

UTILITIES -- 0.54%
Oklahoma Gas & Electric
  6.650%, 07/15/27                                      50,000          56,256
                                                                   -----------
TOTAL BONDS AND NOTES
  (cost $3,328,536)                                                  3,432,948
                                                                   -----------

                                                       SHARES
                                                       ------
MONEY MARKET FUNDS -- 4.48%
Federated Prime Obligations Fund --
  Institutional Shares                                     568             568
Janus Money Market Fund --
  Institutional Shares                                 465,300         465,300
                                                                   -----------
TOTAL MONEY MARKET FUNDS
  (cost $465,868)                                                      465,868
                                                                   -----------
TOTAL INVESTMENTS -- 99.30%
  (cost $9,931,119)                                                 10,300,873
                                                                   -----------
OTHER ASSETS LESS LIABILITIES -- 0.70%                                  73,054
                                                                   -----------
NET ASSETS -- 100.00%                                              $10,373,927
                                                                   -----------
                                                                   -----------

  *<F17>  Non-income producing.
(1)<F18>  United States Treasury Inflation Index Note.
(2)<F19>  Foreign Security.
(3)<F20> Variable rate security. The rate shown is in effect on December 31, 2003.
NYS -- New York Shares
ADR -- American Depository Receipt

                       See notes to financial statements.

COUNTRY VP MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 2003

COUNTRY VP SHORT-TERM BOND FUND

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                    ---------         -----
BONDS AND NOTES -- 72.73%

ASSET BACKED -- 10.53%
Capital Auto Receivables Asset Trust
  2.920%, 04/15/08                                  $  375,000     $   379,678
Citibank Credit Card Issuance Trust
  2.700%, 01/15/08                                     100,000         100,831
Consumers Funding, LLC
  3.800%, 04/20/08                                     361,314         369,527
Fleet Credit Card Master Trust II
  2.400%, 07/15/08                                     350,000         350,912
Ford Credit Auto Owner Trust
  3.130%, 11/15/06                                     375,000         382,055
                                                                   -----------
                                                                     1,583,003
                                                                   -----------

CORPORATE BONDS -- 4.78%
Baltimore Gas and Electric Company
  6.730%, 06/12/12                                     100,000         111,252
General Electric Capital Corporation
  3.500%, 08/15/07                                     300,000         303,845
National Rural Utilities Cooperative
  Finance Corporation
  3.000%, 02/15/06                                     300,000         303,901
                                                                   -----------
                                                                       718,998
                                                                   -----------

MORTGAGE BACKED -- 20.88%
Federal Home Loan Mortgage Corp.:
  4.500%, 05/01/13                                     487,273         496,357
  6.500%, 03/01/15                                     342,720         363,189
Federal National Mortgage Association:
  5.000%, 01/01/11                                     300,000         306,937
  4.500%, 06/01/13                                     362,677         369,908
  5.000%, 06/01/13                                     389,789         402,747
  4.000%, 11/01/13                                     324,350         326,828
GMAC Commercial Mortgage Securities Inc.
  3.400%, 04/10/40                                     450,000         453,173
Salomon Brothers Mortgage Securities VII
  3.222%, 03/18/36                                     412,954         418,389
                                                                   -----------
                                                                     3,137,528
                                                                   -----------

U.S. GOVERNMENT AGENCIES -- 3.31%
Federal Home Loan Bank
  3.375%, 07/21/08                                     500,000         497,872
                                                                   -----------

U.S. GOVERNMENT OBLIGATIONS -- 33.23%
U.S. Treasury Note
  1.625%, 10/31/05                                   5,000,000       4,993,755
                                                                   -----------
TOTAL BONDS AND NOTES
  (cost $10,901,179)                                                10,931,156
                                                                   -----------

COMMERCIAL PAPER -- 21.17%
American Express Credit Corporation
  1.060%, 01/22/04                                     725,000         724,552
Freddie Mac
  1.020%, 01/08/04                                   1,000,000         999,802
LaSalle Bank Corporation
  1.050%, 02/06/04                                     725,000         724,239
Transamerica Finance
  1.050%, 01/08/04                                     733,000         732,850
                                                                   -----------
TOTAL COMMERCIAL PAPER
  (cost $3,181,443)                                                  3,181,443
                                                                   -----------

MONEY MARKET FUNDS -- 5.82%
Federated Prime Obligations Fund --
  Institutional Shares                                 289,463         289,463
Janus Institutional Money Market Fund --
  Institutional Shares                                 585,542         585,542
                                                                   -----------
TOTAL MONEY MARKET FUNDS
  (cost $875,005)                                                      875,005
                                                                   -----------
TOTAL INVESTMENTS -- 99.72%
  (cost $14,957,627)                                                14,987,604
                                                                   -----------
OTHER ASSETS LESS LIABILITIES -- 0.28%                                  42,324
                                                                   -----------
NET ASSETS -- 100.00%                                              $15,029,928
                                                                   -----------
                                                                   -----------

                       See notes to financial statements.

COUNTRY VP MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 2003

COUNTRY VP BOND FUND

                                                     PRINCIPAL
                                                      AMOUNT          VALUE
                                                     ---------        -----
BONDS AND NOTES -- 75.62%

ASSET BACKED -- 3.33%
Consumers Funding, LLC
  3.800%, 04/20/08                                  $  341,241     $   348,998
Fleet Credit Card Master Trust II
  2.400%, 07/15/08                                     150,000         150,391
                                                                   -----------
                                                                       499,389
                                                                   -----------

CORPORATE BONDS -- 6.19%
Baltimore Gas and Electric Company
  6.730%, 06/12/12                                     100,000         111,252
General Electric Capital Corporation
  3.000%, 06/27/18                                      50,000          45,118
  4.250%, 12/01/10                                     200,000         199,305
Household Finance Corporation
  4.125%, 12/15/08                                     200,000         201,973
Oklahoma Gas & Electric Co.
  6.650%, 07/15/27                                     150,000         168,769
Toyota Motor Credit Corporation
  4.350%, 12/15/10                                     200,000         203,031
                                                                   -----------
                                                                       929,448
                                                                   -----------

MORTGAGE BACKED -- 21.33%
Federal Home Loan Mortgage Corp.
  6.500%, 03/01/15                                     342,720         363,189
Federal National Mortgage Association
  5.500%, 02/01/33                                     187,075         189,727
GMAC Commercial Mortgage Securities Inc.
  3.400%, 04/10/40                                     300,000         302,115
Government National Mortgage Association:
  4.500%, 05/20/14                                     232,494         231,943
  6.000%, 02/15/32                                     370,614         385,803
  7.000%, 07/15/32                                     375,545         400,451
  5.000%, 07/15/33                                     575,631         571,350
JP Morgan Chase Commercial Mortgage
  5.050%, 12/12/34                                     300,000         306,332
Wachovia Bank Commercial Mortgage Trust
  4.445%, 11/15/35                                     450,000         451,125
                                                                   -----------
                                                                     3,202,035
                                                                   -----------

U.S. GOVERNMENT AGENCIES -- 3.83%
Federal Home Loan Bank
  4.000%, 07/02/15                                     500,000         478,609
New Valley Generation IV
  4.687%, 01/15/22                                     100,000          96,500
                                                                   -----------
                                                                       575,109
                                                                   -----------

U.S. GOVERNMENT OBLIGATIONS -- 40.94%
U.S. Treasury Bond
  7.500%, 11/15/16                                     300,000         382,031
U.S. Treasury Note:
  3.375%, 11/15/08                                   4,750,000       4,789,154
  3.000%, 07/15/12 (1)<F21>                            411,880         449,142
  1.875%, 07/15/13 (1)<F21>                            529,216         525,578
                                                                   -----------
                                                                     6,145,905
                                                                   -----------
TOTAL BONDS AND NOTES
  (cost $11,339,720)                                                11,351,886
                                                                   -----------

COMMERCIAL PAPER -- 17.65%
American Express Credit Corporation
  1.060%, 01/22/04                                     725,000         724,552
Freddie Mac
  1.020%, 01/08/04                                   1,000,000         999,801
General Electric Capital Corporation
  1.070%, 01/12/04                                     200,000         199,934
LaSalle Bank Corporation
  1.050%, 02/06/04                                     725,000         724,239
                                                                   -----------
TOTAL COMMERCIAL PAPER
  (cost $2,648,526)                                                  2,648,526
                                                                   -----------

                                                      SHARES
                                                      ------
MONEY MARKET FUNDS -- 6.33%
Federated Prime Obligations Fund --
  Institutional Shares                                 575,348         575,348
Janus Institutional Money Market Fund --
  Institutional Shares                                 375,358         375,358
                                                                   -----------
TOTAL MONEY MARKET FUNDS
  (cost $950,706)                                                      950,706
                                                                   -----------
TOTAL INVESTMENTS -- 99.60%
  (cost $14,938,952)                                                14,951,118
                                                                   -----------
OTHER ASSETS LESS LIABILITIES -- 0.40%                                  60,145
                                                                   -----------
NET ASSETS -- 100.00%                                              $15,011,263
                                                                   -----------
                                                                   -----------

(1)<F21>  United States Treasury Inflation Index Note.

                       See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES December 31, 2003

                                                                COUNTRY VP       COUNTRY VP        COUNTRY VP       COUNTRY VP
                                                                  GROWTH          BALANCED         SHORT-TERM          BOND
                                                                   FUND             FUND           BOND FUND           FUND
                                                                ----------       ----------        ----------       ----------

ASSETS:
   Investments in securities:
       At cost                                                  $ 9,995,764      $ 9,931,119       $14,957,627      $14,938,952
                                                                -----------      -----------       -----------      -----------
                                                                -----------      -----------       -----------      -----------
       At value                                                 $10,603,515      $10,300,873       $14,987,604      $14,951,118
   Cash                                                                  75              612             6,027              889
   Receivable for investment sold                                        --           51,058                --               --
   Dividends receivable                                              16,080            9,759                --               --
   Interest receivable                                                  361           24,102            50,818           73,901
   Receivable from Advisor                                            3,309            4,094             5,174            5,490
   Prepaid expenses and other assets                                     17               17                17               17
                                                                -----------      -----------       -----------      -----------
       Total assets                                              10,623,357       10,390,515        15,049,640       15,031,415
                                                                -----------      -----------       -----------      -----------

LIABILITIES:
   Accrued expenses and other liabilities                            15,620           16,588            19,712           20,152
                                                                -----------      -----------       -----------      -----------
       Total liabilities                                             15,620           16,588            19,712           20,152
                                                                -----------      -----------       -----------      -----------
NET ASSETS                                                      $10,607,737      $10,373,927       $15,029,928      $15,011,263
                                                                -----------      -----------       -----------      -----------
                                                                -----------      -----------       -----------      -----------

NET ASSETS CONSIST OF:
   Paid in capital                                                9,999,986       10,000,000        15,000,000       14,999,995
   Undistributed net investment income                                   --               36                49               --
   Accumulated net realized gain (loss) on investments                   --            4,137               (98)            (898)
   Net unrealized appreciation on investment securities             607,751          369,754            29,977           12,166
                                                                -----------      -----------       -----------      -----------
       Total -- representing net assets
         applicable to outstanding capital stock                $10,607,737      $10,373,927       $15,029,928      $15,011,263
                                                                -----------      -----------       -----------      -----------
                                                                -----------      -----------       -----------      -----------

   Net assets                                                   $10,607,737      $10,373,927       $15,029,928      $15,011,263
   Shares outstanding                                             1,000,000        1,000,000         1,500,000        1,500,000
   Net asset value, redemption price
     and offering price per share                               $     10.61      $     10.37       $     10.02      $     10.01

                       See notes to financial statements.

STATEMENTS OF OPERATIONS for the Period November 17, 2003(1)<F22> through December 31, 2003

                                                                COUNTRY VP       COUNTRY VP        COUNTRY VP       COUNTRY VP
                                                                  GROWTH          BALANCED         SHORT-TERM          BOND
                                                                   FUND             FUND           BOND FUND           FUND
                                                                ----------       ----------        ----------       ----------

INVESTMENT INCOME:
   Dividends                                                     $ 20,209         $ 13,290           $    --          $    --
   Interest                                                         1,296           15,938            32,969           49,935
                                                                 --------         --------           -------          -------
       Total investment income                                     21,505           29,228            32,969           49,935
                                                                 --------         --------           -------          -------

EXPENSES:
   Investment advisory fees (Note F)                                9,274            9,185             9,050           13,570
   Transfer agent fees                                                836              836               836              836
   Professional fees                                                8,052            8,052             8,052            8,052
   Printing                                                           264              264               264              264
   Custody fees                                                       423              371               281              297
   Administration fees                                              3,344            3,344             5,016            5,016
   Accounting fees                                                  3,124            4,092             5,544            5,984
   Registration fees                                                  308              308               308              308
                                                                 --------         --------           -------          -------
       Total expenses                                              25,625           26,452            29,351           34,327
       Less: Expenses waived and reimbursed (Note F)              (14,496)         (15,430)          (16,681)         (21,662)
                                                                 --------         --------           -------          -------
       Net expenses                                                11,129           11,022            12,670           12,665
                                                                 --------         --------           -------          -------
NET INVESTMENT INCOME                                              10,376           18,206            20,299           37,270
                                                                 --------         --------           -------          -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                             --            4,137               (98)            (898)
   Net change in unrealized
     appreciation / depreciation on investments                   607,751          369,754            29,977           12,166
                                                                 --------         --------           -------          -------
   Net realized and unrealized gain on investments                607,751          373,891            29,879           11,268
                                                                 --------         --------           -------          -------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $618,127         $392,097           $50,178          $48,538
                                                                 --------         --------           -------          -------
                                                                 --------         --------           -------          -------

(1)<F22> Commencement of operations.

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     COUNTRY VP GROWTH FUND            COUNTRY VP BALANCED FUND
                                                                         FOR THE PERIOD                     FOR THE PERIOD
                                                               11/17/03(1)<F25> THROUGH 12/31/03  11/17/03(1)<F25> THROUGH 12/31/03
                                                               ---------------------------------  ---------------------------------
OPERATIONS:
   Net investment income                                                  $    10,376                        $    18,206
   Net realized gain on investments                                                --                              4,137
   Net change in unrealized appreciation / depreciation on investments        607,751                            369,754
                                                                          -----------                        -----------
   Net increase in net assets resulting from operations                       618,127                            392,097
                                                                          -----------                        -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE B):
   Net investment income                                                      (10,390)                           (18,170)
                                                                          -----------                        -----------
   Total distributions                                                        (10,390)                           (18,170)
                                                                          -----------                        -----------
CAPITAL STOCK TRANSACTIONS -- (NET) (NOTE C)                               10,000,000                         10,000,000
                                                                          -----------                        -----------
   Total increase in net assets                                            10,607,737                         10,373,927

NET ASSETS:
   Beginning of period                                                             --                                 --
                                                                          -----------                        -----------
   End of period*<F23>                                                    $10,607,737                        $10,373,927
                                                                          -----------                        -----------
                                                                          -----------                        -----------
   *<F23> Including undistributed net investment income of:               $        --                        $        36
                                                                          -----------                        -----------
                                                                          -----------                        -----------

                                                                COUNTRY VP SHORT-TERM BOND FUND          COUNTRY VP BOND FUND
                                                                         FOR THE PERIOD                     FOR THE PERIOD
                                                               11/17/03(1)<F25> THROUGH 12/31/03  11/17/03(1)<F25> THROUGH 12/31/03
                                                               ---------------------------------  ---------------------------------
OPERATIONS:
   Net investment income                                                  $    20,299                        $    37,270
   Net realized loss on investments                                               (98)                              (898)
   Net change in unrealized appreciation / depreciation on investments         29,977                             12,166
                                                                          -----------                        -----------
   Net increase in net assets resulting from operations                        50,178                             48,538
                                                                          -----------                        -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE B):
   Net investment income                                                      (20,250)                           (37,275)
                                                                          -----------                        -----------
   Total distributions                                                        (20,250)                           (37,275)
                                                                          -----------                        -----------
CAPITAL STOCK TRANSACTIONS -- (NET) (NOTE C)                               15,000,000                         15,000,000
                                                                          -----------                        -----------
   Total increase in net assets                                            15,029,928                         15,011,263

NET ASSETS:
   Beginning of period                                                             --                                 --
                                                                          -----------                        -----------
   End of period*<F24>                                                    $15,029,928                        $15,011,263
                                                                          -----------                        -----------
                                                                          -----------                        -----------
   *<F24> Including undistributed net investment income of:               $        49                        $        --
                                                                          -----------                        -----------
                                                                          -----------                        -----------

(1)<F25>  Commencement of operations.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of capital stock outstanding throughout the period presented.

                                                    COUNTRY VP GROWTH FUND
                                                        FOR THE PERIOD
                                              11/17/03(1)<F26> THROUGH 12/31/03
                                              ---------------------------------
Net asset value, beginning of year                         $ 10.00
                                                           -------

   INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                      0.01
   Net realized and unrealized gains                          0.61
                                                           -------
       Total from investment operations                       0.62
                                                           -------

   LESS DISTRIBUTIONS
   Dividends from net investment income                      (0.01)
   Distributions from capital gains                             --
                                                           -------
       Total distributions                                   (0.01)
                                                           -------
Net asset value, end of year                               $ 10.61
                                                           -------
                                                           -------
TOTAL INVESTMENT RETURN(2)<F27>                               6.20%**<F30>

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)                    $10,608
   Ratio of expenses to average net assets:
       Before expense waiver and reimbursement(3)<F28>        2.07%*<F29>
       After expense waiver and reimbursement(3)<F28>         0.90%*<F29>
   Ratio of net investment income to average net assets:
       Before expense waiver and reimbursement(3)<F28>       (0.33%)*<F29>
       After expense waiver and reimbursement(3)<F28>         0.84%*<F29>
Portfolio turnover rate                                       0.00%**<F30>

(1)<F26>   Commencement of operations.
(2)<F27> Performance would have been lower if returns had taken insurance charges into account.
(3)<F28>   Does not include insurance charges.
  *<F29>   Annualized.
 **<F30>   Not annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of capital stock outstanding throughout the period presented.

                                                   COUNTRY VP BALANCED FUND
                                                        FOR THE PERIOD
                                              11/17/03(1)<F31> THROUGH 12/31/03
                                              ---------------------------------
Net asset value, beginning of year                         $ 10.00
                                                           -------

  INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                       0.02
  Net realized and unrealized gains                           0.37
                                                           -------
   Total from investment operations                           0.39
                                                           -------

  LESS DISTRIBUTIONS
  Dividends from net investment income                       (0.02)
  Distributions from capital gains                              --
                                                           -------
   Total distributions                                       (0.02)
                                                           -------
Net asset value, end of year                               $ 10.37
                                                           -------
                                                           -------
TOTAL INVESTMENT RETURN(2)<F32>                               3.88%**<F35>

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)                     $10,374
  Ratio of expenses to average net assets:
   Before expense waiver and reimbursement(3)<F33>            2.16%*<F34>
   After expense waiver and reimbursement(3)<F33>             0.90%*<F34>
  Ratio of net investment income to average net assets:
   Before expense waiver and reimbursement(3)<F33>            0.23%*<F34>
   After expense waiver and reimbursement(3)<F33>             1.49%*<F34>
Portfolio turnover rate                                       9.76%**<F35>

(1)<F31>   Commencement of operations.
(2)<F32> Performance would have been lower if returns had taken insurance charges into account.
(3)<F33>   Does not include insurance charges.
  *<F34>   Annualized.
 **<F35>   Not annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of capital stock outstanding throughout the period presented.

                                               COUNTRY VP SHORT-TERM BOND FUND
                                                        FOR THE PERIOD
                                              11/17/03(1)<F36> THROUGH 12/31/03
                                              ---------------------------------
Net asset value, beginning of year                         $ 10.00
                                                           -------

   INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                      0.01
   Net realized and unrealized gains                          0.02
                                                           -------
       Total from investment operations                       0.03
                                                           -------

   LESS DISTRIBUTIONS
   Dividends from net investment income                      (0.01)
   Distributions from capital gains                             --
                                                           -------
       Total distributions                                   (0.01)
                                                           -------
Net asset value, end of year                               $ 10.02
                                                           -------
                                                           -------
TOTAL INVESTMENT RETURN(2)<F37>                               0.33%**<F40>

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)                    $15,030
   Ratio of expenses to average net assets:
       Before expense waiver and reimbursement(3)<F38>        1.62%*<F39>
       After expense waiver and reimbursement(3)<F38>         0.70%*<F39>
   Ratio of net investment income to average net assets:
       Before expense waiver and reimbursement(3)<F38>        0.20%*<F39>
       After expense waiver and reimbursement(3)<F38>         1.12%*<F39>
Portfolio turnover rate                                       0.15%**<F40>

(1)<F36>   Commencement of operations.
(2)<F37> Performance would have been lower if returns had taken insurance charges into account.
(3)<F38>   Does not include insurance charges.
  *<F39>   Annualized.
 **<F40>   Not annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of capital stock outstanding throughout the period presented.

                                                     COUNTRY VP BOND FUND
                                                        FOR THE PERIOD
                                              11/17/03(1)<F41> THROUGH 12/31/03
                                              ---------------------------------
Net asset value, beginning of year                         $ 10.00
                                                           -------

   INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                      0.02
   Net realized and unrealized gains                          0.01
                                                           -------
       Total from investment operations                       0.03
                                                           -------

   LESS DISTRIBUTIONS
   Dividends from net investment income                      (0.02)
   Distributions from capital gains                             --
                                                           -------
       Total distributions                                   (0.02)
                                                           -------
Net asset value, end of year                               $ 10.01
                                                           -------
                                                           -------
TOTAL INVESTMENT RETURN(2)<F42>                               0.35%**<F45>

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)                    $15,011
   Ratio of expenses to average net assets:
       Before expense waiver and reimbursement(3)<F43>        1.90%*<F44>
       After expense waiver and reimbursement(3)<F43>         0.70%*<F44>
   Ratio of net investment income to average net assets:
       Before expense waiver and reimbursement(3)<F43>        0.86%*<F44>
       After expense waiver and reimbursement(3)<F43>         2.06%*<F44>
Portfolio turnover rate                                      11.30%**<F45>

(1)<F41>   Commencement of operations.
(2)<F42> Performance would have been lower if returns had taken insurance charges into account.
(3)<F43>   Does not include insurance charges.
  *<F44>   Annualized.
 **<F45>   Not annualized.

                       See notes to financial statements.

COUNTRY MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS December 31, 2003

NOTE (A) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES: The COUNTRY Mutual Funds Trust represent a series of nine funds (referred to herein as "Funds"). Each of the Funds has distinct investment objectives and policies. These financial statements contain four of the nine Funds. The four VP Funds are as follows: COUNTRY VP Growth Fund ("Growth Fund"); COUNTRY VP Balanced Fund ("Balanced Fund"); COUNTRY VP Short-Term Bond Fund ("Short-Term Bond Fund"); and COUNTRY VP Bond Fund ("Bond Fund"). The COUNTRY Mutual Funds Trust was organized as a business trust under the laws of Delaware on August 13, 2001. The COUNTRY VP Funds commenced operations on November 17, 2003. The Funds are registered under the Investment Company Act of 1940 (the "Act"), as amended, as diversified, open-ended management investment companies.

The Funds' prospectus provides descriptions of each Fund's investment goals and principal strategies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results may differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparations of its financial statements.

     (1) SECURITY VALUATION: Securities are valued at fair value. In valuing a Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day. Securities primarily traded in the Nasdaq National Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last bid price on the day of valuation. Over-the-counter securities not listed on the Nasdaq National Market System are valued at the mean of the current bid and asked prices. Securities other than short-term securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the advisor to reflect the fair market value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates fair market value. Securities may be valued at fair value as determined in good faith by the Board of Trustees.

     (2) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily, and adjusted, if necessary, for accretion of discount and amortization of premium. Securities transactions are accounted for on the trade date basis. Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

     (3) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their net taxable income annually. Accordingly, no provisions for Federal income taxes have been recorded in the accompanying financial statements.

     (4) DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

     (5) OTHER: Expenses shared by the Trust are allocated to each Fund based upon current net assets. Expenses directly attributable to a Fund are charged to operations.

NOTE (B) DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL
GAINS: The Growth Fund declares and distributes net investment income dividends to shareholders twice a year. The Balanced Fund, the Short-Term Bond Fund and the Bond Fund declare and distribute net investment income dividends to shareholders monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are generally distributed twice a year.

NOTE (C) CAPITAL STOCK: At December 31, 2003, each of the Funds is authorized to issue an unlimited number of shares.

Transactions in capital stock were as follows:

                                GROWTH FUND                BALANCED FUND
                               PERIOD ENDED                 PERIOD ENDED
                          DECEMBER 31, 2003*<F46>     DECEMBER 31, 2003*<F46>
                         ------------------------     ------------------------
                           SHARES        AMOUNT        SHARES         AMOUNT
                         ---------    -----------     ---------    -----------
Shares sold              1,000,000     $10,000,000    1,000,000    $10,000,000
Shares issued
  through reinvestment
  of dividends                  --              --           --             --
Shares redeemed                 --              --           --             --
                         ---------     -----------    ---------    -----------
Net increase in
  capital stock          1,000,000     $10,000,000    1,000,000    $10,000,000
                         ---------     -----------    ---------    -----------
                         ---------     -----------    ---------    -----------

                           SHORT-TERM BOND FUND              BOND FUND
                               PERIOD ENDED                 PERIOD ENDED
                          DECEMBER 31, 2003*<F46>     DECEMBER 31, 2003*<F46>
                         ------------------------     ------------------------
                           SHARES        AMOUNT        SHARES         AMOUNT
                         ---------    -----------     ---------    -----------
Shares sold              1,500,000     $15,000,000    1,500,000    $15,000,000
Shares issued
  through reinvestment
  of dividends                  --              --           --             --
Shares redeemed                 --              --           --             --
                         ---------     -----------    ---------    -----------
Net increase in
  capital stock          1,500,000     $15,000,000    1,500,000    $15,000,000
                         ---------     -----------    ---------    -----------
                         ---------     -----------    ---------    -----------

*<F46> Capital stock transactions are for the period of November 17, 2003 through December 31, 2003.

NOTE (D) INVESTMENT TRANSACTIONS: Purchases and sales of investment securities, other than U.S. government obligations and short-term notes for the period ended December 31, 2003 were as follows:

                                        PURCHASES              SALES
                                        ----------           ----------
Growth Fund                             $9,571,382            $     --
Balanced Fund                           $8,022,504            $130,152
Short-Term Bond Fund                    $5,935,147            $  9,520
Bond Fund                               $5,413,556            $227,251

For the period ended December 31, 2003, the aggregate cost of purchases and proceeds from sales of U.S. government securities were as follows:

                                        PURCHASES              SALES
                                        ----------           ----------
Growth Fund                             $       --            $     --
Balanced Fund                           $2,072,714            $503,398
Short-Term Bond Fund                    $4,975,391            $     --
Bond Fund                               $6,737,170            $582,623

NOTE (E) INCOME TAX INFORMATION: The following information for the COUNTRY Funds is presented on an income tax basis as of December 31, 2003:

At December 31, 2003, the components of accumulated earnings (losses) on a tax basis were as follows:

                                                                                     SHORT-TERM
                                            GROWTH FUND        BALANCED FUND         BOND FUND           BOND FUND
                                            -----------        -------------         ----------          ---------
Cost of investments                          $9,995,764          $9,931,119         $14,957,627         $14,938,952
                                             ----------          ----------         -----------         -----------
                                             ----------          ----------         -----------         -----------
Gross unrealized appreciation                $  681,176          $  427,508         $    32,138         $    32,413
Gross unrealized depreciation                   (73,425)            (57,754)             (2,161)            (20,247)
                                             ----------          ----------         -----------         -----------
Net unrealized appreciation                  $  607,751          $  369,754         $    29,977         $    12,166
                                             ----------          ----------         -----------         -----------
                                             ----------          ----------         -----------         -----------
Undistributed ordinary income                $       --          $    4,173         $        49         $        --
Undistributed long-term capital gains                --                  --                  --                  --
                                             ----------          ----------         -----------         -----------
Total distributable earnings                 $       --          $    4,173         $        49         $        --
                                             ----------          ----------         -----------         -----------
                                             ----------          ----------         -----------         -----------
Other accumulated losses                     $       --          $       --         $       (98)        $      (898)
                                             ----------          ----------         -----------         -----------
Total accumulated earnings                   $  607,751          $  373,927         $    29,928         $    11,268
                                             ----------          ----------         -----------         -----------
                                             ----------          ----------         -----------         -----------

The tax components of dividends paid during the period ended December 31, 2003, and tax basis post-October losses as of December 31, 2003, which are not recognized for tax purposes until the first day of the following fiscal year are:

                                                                                     SHORT-TERM
                                            GROWTH FUND        BALANCED FUND         BOND FUND           BOND FUND
                                            -----------        -------------         ----------          ---------
Ordinary income distributions                $   10,390          $   18,170         $    20,250         $    37,275
Long-term capital gain distributions         $       --          $       --         $        --         $        --
Post-October losses                          $       --          $       --         $        98         $       898


NOTE (F) ADVISORY AND OTHER RELATED PARTY TRANSACTIONS: Under its Advisory Agreements with the Funds, COUNTRY Trust Bank (the "Advisor") provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund:
Growth Fund 0.75%; Balanced Fund 0.75%; Short-Term Bond Fund 0.50%; and Bond Fund 0.75%. These fees are accrued daily and paid to the Advisor monthly. COUNTRY Trust Bank serves as the Funds' Custodian, without compensation after voluntary waivers. Custody fees waived for Growth Fund, Balanced Fund, Short-Term Bond Fund and Bond Fund for the period ended December 31, 2003 were: $423, $371, $281, and $297, respectively.

The Advisor agreed to reduce its fees and reimburse the Growth Fund and the Balanced Fund to the extent total annualized expenses exceed 0.90% of average daily net assets, and the Short-Term Bond Fund and the Bond Fund to the extent total annualized expenses exceed 0.70% of average daily net assets.

Investment advisory fees, for the period ended December 31, 2003, are as follows:

                                                                  EXPENSES
                                                                   WAIVED
                                                                    AND
                                    ADVISORY       ADVISORY      REIMBURSED
                                      RATE           FEE         BY ADVISOR
                                    --------       --------      ----------
Growth                               0.75%         $ 9,274        $14,496
Balanced                             0.75%         $ 9,185        $15,430
Short-Term Bond Fund                 0.50%         $ 9,050        $16,681
Bond Fund                            0.75%         $13,570        $21,662

At December 31, 2003, 100.0% of the shares outstanding of each of the Funds were owned by COUNTRY Life Insurance Company.

The legal counsel to the Funds also serves as in-house counsel to the Advisor and as secretary to the Funds. Legal fees expensed by the Growth Fund, Balanced Fund, Short-Term Bond Fund and Bond Fund during the period ended December 31, 2003 were $44 for each Fund.

COUNTRY MUTUAL FUNDS -- REPORT OF INDEPENDENT PUBLIC AUDITORS

To the Board of Trustees and Shareholders
COUNTRY Mutual Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of COUNTRY Mutual Funds Trust, comprising the COUNTRY VP Growth Fund, COUNTRY VP Balanced Fund, COUNTRY VP Short-Term Bond Fund and COUNTRY VP Bond Fund (the "Funds") as of December 31, 2003, and the related statements of operations, statements of changes in net assets and financial highlights for the period November 17, 2003 (commencement of operations) to December 31, 2003. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds, as of December 31, 2003, and the results of their operations, changes in net assets and financial highlights for the period November 17, 2003 (commencement of operations) to December 31, 2003, in conformity with accounting principles generally accepted in the United States.

Chicago, Illinois
February 20, 2004

COUNTRY MUTUAL FUNDS -- TRUSTEES AND OFFICERS INFORMATION

COUNTRY MUTUAL FUNDS TRUST(1)<F47> TRUSTEES AND OFFICERS

NAME/ADDRESS(2)<F48>/                                       PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
BIRTHDAY                AGE    POSITION HELD                AND OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------   ---    -------------                -------------------------------------------
Charlot R. Cole          62    Trustee since 1996           Property Developer, 1979 to date; Member Macoupin-Greene County
(6/12/41)                                                   Cooperation Extension Council (formerly Macoupin County Cooperative
                                                            Extension Council), 1992 to date and President, 1995 to date;
                                                            Secretary/Treasurer, Cole Farms, Inc., 1993 to date.  Farmer.

David A. Downs*<F52>     55    Trustee since 2002           Director:  Illinois Agricultural Association and Affiliated Companies,
(10/26/48)                                                  1996 to date (3)<F49>; Director:  COUNTRY Trust Bank, 2002 to date (4)<F50>.

Nancy J. Erickson        46    Trustee since 1995           President of McHatton Farm Management, Inc., 1981 to date.  Farmer.
(8/24/57)

Robert D. Grace          56    Trustee since 2001           Director, Illini FS, Inc., 1990 to date; Secretary, Illini FS, Inc.,
(3/20/47)                                                   1997 to date. Farmer.

Ailene Miller            78    Trustee since 1991           McLean County Illinois Board Member, 1986 to date; Member of IAA
(11/13/25)                                                  Foundation Trustee Emeritus, 1988 to date.

Robert L. Phelps*<F52>   51    Trustee since 2000           Director:  Illinois Agricultural Association and Affiliated Companies,
(9/17/52)                                                   1992 to date (3)<F49>; Director:  COUNTRY Trust Bank, 1996 to date (4)<F50>.  Farmer.

Robert W. Weldon         69    Trustee since 2003           Board Member, Town or Normal Police Pension Board, 2001 to date; Vice
(1/30/34)                                                   President-Finance & Treasurer: Illinois Agricultural Association and
                                                            Affiliate Companies (3)<F49> 1974 to 1998; Treasurer IAA Trust Company
                                                            (Now COUNTRY Trust Bank), 1974 to 1998.

Bruce D. Finks           50    Vice President since 1996    Vice President - Investments:  COUNTRY Trust Bank, 1995
(1/31/53)                                                   to date (4)<F50>.

Robert J. McDade         35    Vice President since         Vice President of Trust Services:  COUNTRY Trust Bank (4)<F50>, March
(10/16/68)                     March 17, 2003               17, 2003 to date; Assistant General Counsel:  Illinois Agricultural
                                                            Association and Affiliated Companies (3)<F49>, 1995 to March, 2003.

John D. Blackburn        55    Vice President since 2001    Chief Executive Officer:  COUNTRY Insurance & Financial
(4/2/48)                                                    Services (5)<F51>, 2001 to date; Senior Vice President Marketing:
                                                            COUNTRY Insurance & Financial Services, 1996 to 2001.

Robert W. Rush, Jr.      58    Vice President since 1999    Executive Vice President & Trust Officer:  COUNTRY Trust Bank, 1999 to
(9/3/45)                                                    date; Chairman, President & CEO:  Bank One Illinois, 1972 to 1999
                                                            (including predecessor positions and companies).

Philip T. Nelson*<F52>   46    Trustee and President        Vice President: COUNTRY Mutual Funds Trust, 2000 - December 10, 2003;
(6/12/57)                      since December 10, 2003      Director and Vice President:  Illinois Agricultural Association and
                                                            Affiliated Companies, 1999 to date (3)<F49>; Vice President:  COUNTRY
                                                            Trust Bank, 1999 to date (4)<F50>; President - LaSalle County Farm
                                                            Bureau, 1993 to 1999.  Farmer.

Paul M. Harmon           61    Secretary since 1995 and     General Counsel:  Illinois Agricultural Association and Affiliated
(7/17/42)                      General Counsel since 1996   Companies, 1996 to date (3)<F49>; Secretary:  Illinois Agricultural
                                                            Association and Affiliated Companies, 1998 to date (3)<F49>; General
                                                            Counsel & Secretary:  COUNTRY Trust Bank, 1996 to date (4)<F50>.

Richard F. Day           63    Controller since 1992        Controller:  COUNTRY Trust Bank, 1974 to date (4)<F50>.
(6/14/40)

William J. Hanfland      62    Treasurer since              Assistant Treasurer: COUNTRY Mutual Funds Trust 1981 - July 21, 2003;
(7/12/41)                      July 21, 2003                Vice President-Finance & Treasurer:  Illinois Agricultural Association
                                                            and Affiliated Companies, June, 2003 to date (3)<F49>; Treasurer:
                                                            Illinois Agricultural Holding Co. and Illinois Agricultural Service
                                                            Company, June, 2003 to date; Assistant Treasurer:  Illinois Agricultural
                                                            Association and Affiliated Companies, 1981 to 2003 (3)<F49>.

(1)<F47> COUNTRY Mutual Funds Trust was formed through the reorganization of COUNTRY Growth Fund, Inc., COUNTRY Asset Allocation Fund Inc., COUNTRY Tax Exempt Bond Fund, Inc. and COUNTRY Taxable Fixed Income Series Fund, Inc. In 2003, the following funds were organized as new portfolios held in COUNTRY Mutual Funds Trust; COUNTRY VP Growth Fund, COUNTRY VP Balanced Fund, COUNTRY VP Short-Term Bond Fund and COUNTRY VP Bond Fund. COUNTRY Growth Fund, Inc. was formerly known as IAA Trust Growth Fund, Inc. COUNTRY Asset Allocation Fund, Inc. was formerly known as IAA Trust Asset Allocation Fund, Inc. COUNTRY Tax Exempt Bond Fund was formerly know as IAA Trust Tax Exempt Bond Fund. COUNTRY Taxable Fixed Income Series Fund, Inc. was formerly IAA Trust Taxable Fixed Income Series Fund, Inc. and IAA Trust Money Market Fund, Inc. All trustees represent all nine portfolios of the COUNTRY Mutual Funds complex.
(2)<F48> The mailing address for all officers and trustees of the funds is c/o COUNTRY Trust Bank, 1705 N. Towanda Avenue, Bloomington, Illinois 61702.
(3)<F49> Affiliated Companies of the Illinois Agricultural Association include without limitation members of the COUNTRY Insurance & Financial Services Group, Illinois Agricultural Holding Co., AgriVisor Services, Inc., Illinois Agricultural Service Company and IAA Foundation.
(4)<F50> COUNTRY Trust Bank was formed on May 1, 2000 and is the successor to IAA Trust Company, an Illinois corporation with trust powers which was reorganized into a federal thrift.
(5)<F51> COUNTRY Insurance & Financial Services is a group of insurance and financial services companies which includes: COUNTRY Mutual Insurance Company, COUNTRY Preferred Insurance Company, COUNTRY Casualty Insurance Company, COUNTRY Life Insurance Company, COUNTRY Investors Life Assurance Company, COUNTRY Medical Plans, Inc., COUNTRY Capital Management Company, COUNTRY Trust Bank and CC Services, Inc. and other Affiliated Companies.
*<F52>    Interested Trustees

AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Funds vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-245-2100 and the SEC's website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30, 2004 will be available after August 31, 2004 on the SEC's website at www.sec.gov.

ILLUSTRATION OF $10,000 INVESTMENT December 31, 2003

VP GROWTH FUND vs. STANDARD & POOR'S 500 INDEX AND LIPPER LARGE CAP CORE FUND AVERAGE

Date              Growth(1)<F53>         S&P 500         Lipper Large Cap
----              --------------         -------         ----------------
11/17/2003           $10,000             $10,000             $10,000
12/31/2003           $10,620             $10,609             $10,613

Past performance is not indicative of future results.

(1)<F53>  The above graph represents the growth of $10,000 of the VP Growth
          Fund.

          Return for the period
          November 17, 2003
          through December 31, 2003*<F54>              6.20%

*<F54> Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing. The Index is un-managed. Performance for the VP Growth Fund would have been lower if returns had taken insurance charges into account.

ILLUSTRATION OF $10,000 INVESTMENT December 31, 2003

VP BALANCED FUND vs. MERRILL LYNCH U.S. DOMESTIC MASTER BOND INDEX AND LIPPER BALANCED FUND AVERAGE

Date             Balanced(1)<F55>     Merrill Lynch      Lipper Balanced
----             ----------------     -------------      ---------------
11/17/2003           $10,000             $10,000             $10,000
12/31/2003           $10,388             $10,063             $10,417

Past performance is not indicative of future results.

(1)<F55>  The above graph represents the growth of $10,000 of the VP Balanced
          Fund.

          Return for the period
          November 17, 2003
          through December 31, 2003*<F56>              3.88%

*<F56> Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing. The Index is un-managed. Performance for the VP Balanced Fund would have been lower if returns had taken insurance charges into account.

ILLUSTRATION OF $10,000 INVESTMENT December 31, 2003

VP SHORT-TERM BOND FUND vs. MERRILL LYNCH U.S. DOMESTIC MASTER 1-3 YEAR BOND INDEX AND MERRILL LYNCH U.S. TREASURY/AGENCY 1-3 YEAR BOND INDEX AND LIPPER SHORT INVESTMENT GRADE DEBT FUND AVERAGE

Date         Short-Term Bond(1)<F57>     Merrill Lynch U.S. Domestic     Merrill Lynch U.S. Treasury/Agency    Lipper Short
----         -----------------------     ---------------------------     ----------------------------------    ------------
11/17/2003           $10,000                       $10,000                            $10,000                     $10,000
12/31/2003           $10,033                       $10,049                            $10,044                     $10,033

Past performance is not indicative of future results.

(1)<F57> The above graph represents the growth of $10,000 of the VP Short-Term Bond Fund.

          Return for the period
          November 17, 2003
          through December 31, 2003*<F58>              0.33%

*<F58> Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing. The Index is un-managed. Performance for the VP Short-Term Bond Fund would have been lower if returns had taken insurance charges into account.

ILLUSTRATION OF $10,000 INVESTMENT December 31, 2003

VP BOND FUND vs. MERRILL LYNCH U.S. DOMESTIC MASTER BOND INDEX AND LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUND AVERAGE

Date               Bond(1)<F59>       Merrill Lynch        Lipper Intermediate
----               ------------       -------------        -------------------
11/17/2003           $10,000             $10,000                 $10,000
12/31/2003           $10,035             $10,063                 $10,049

Past performance is not indicative of future results.

(1)<F59>  The above graph represents the growth of $10,000 of the VP Bond Fund.

          Return for the period
          November 17, 2003
          through December 31, 2003*<F60>              0.35%

*<F60> Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing. The Index is un-managed. Performance for the VP Bond Fund would have been lower if returns had taken insurance charges into account.

COUNTRY MUTUAL FUNDS TRUST

COUNTRY VP Growth Fund
COUNTRY VP Balanced Fund
COUNTRY VP Short-Term Bond Fund
COUNTRY VP Bond Fund

BOARD OF TRUSTEES

Philip T. Nelson
Charlot R. Cole
David A. Downs
Nancy J. Erickson
Roger D. Grace
Ailene Miller
Robert L. Phelps
Robert W. Weldon

OFFICERS

Philip T. Nelson, President
Bruce D. Finks, Vice President
Robert W. Rush Jr., Vice President
John D. Blackburn, Vice President
Robert J. McDade, Vice President
Paul M. Harmon, Secretary
Debby Johnson, Assistant Secretary
Kathy Smith Whitman, Assistant Secretary
William J. Hanfland, Treasurer
Timothy J. Braida, Assistant Treasurer
Richard F. Day, Controller

INVESTMENT ADVISOR

COUNTRY Trust Bank
Bloomington, Illinois

DISTRIBUTOR

COUNTRY Capital Management Company
Bloomington, Illinois

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN

COUNTRY Trust Bank
1705 N. Towanda Ave.
Bloomington, Illinois  61702-2020
www.countryinvestment.com

INDEPENDENT AUDITORS

Ernst & Young LLP
Chicago, Illinois

GENERAL COUNSEL

Paul M. Harmon, Esq.
Office of the General Counsel
Bloomington, Illinois

This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.

(COUNTRY MUTUAL FUNDS LOGO)

                                                              F30-113-06 (02/04)

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics
during the covered period.   A copy of the registrant's Code of Ethics is filed
herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Robert W. Weldon is the audit committee financial expert and is considered to be independent.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services and tax services. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for audit fees, audit-related fees and tax fees by the principal accountant.

                           FYE  12/31/2003       FYE  12/31/2002*<F61>
                           ---------------       ---------------------

Audit Fees                 $32,000               N/A
Audit-Related Fees         $23,600               N/A
Tax Fees                   $0                    N/A
All Other Fees             $0                    N/A

*<F61>  The Country VP Funds began operations on November 17, 2003.

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. [RESERVED]
------------------

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not applicable for annual reports filed for periods ending before January 1,
2004

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
-----------------

(a)  (1) Any code of ethics or amendment thereto.  Filed herewith.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  COUNTRY Mutual Funds Trust
                   --------------------------------------

     By (Signature and Title) /s/ Philip Nelson
                              ---------------------------
                              Philip T. Nelson, President

     Date   March 1, 2004
           ----------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F62> /s/ Philip Nelson
                                    -------------------------------
                                    Philip T. Nelson, President

     Date   March 1, 2004
            -------------------------------------------------------

     By (Signature and Title)*<F62>  /s/ William J. Hanfland
                                     ------------------------------
                                     William J. Hanfland, Treasurer

     Date   March 2, 2004
            -------------------------------------------------------

*<F62> Print the name and title of each signing officer under his or her signature.